The Alger American Fund
                      Registration Nos. 33-21722, 811-5550
                      ------------------------------------

                     CERTIFICATION PURSUANT TO RULE 497(j)

     Pursuant to paragraph (j) of Rule 497 (the "Rule") under the Securities Act of 1933, the captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the registrant's most recent amendment to its registration statement, Post-Effective Amendment No. 14.


                                             THE ALGER AMERICAN FUND



                                             By:/s/Mary Marsden-Cochran
                                                -----------------------
                                                Mary Marsden-Cochran
                                                Secretary




Date: May 5, 1997